Fair Value of Financial Assets and Liabilities - Schedule of Impacts on the Portfolio of a Recalibration (Detail) - Basis TAB [member] - CLP ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
CLP [member]
Disclosure of risk management strategy related to hedge accounting [line items]
TAB 30	$ 48	$ 76
TAB 90		1
TAB 180	37	33
Totals	85	110
CLF [member]
Disclosure of risk management strategy related to hedge accounting [line items]
TAB 180	12	15
TAB 360	(2)	3
Totals	$ 10	$ 18